Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.88%
Australia–5.06%
ALS Ltd.	11,758,029	$71,614,217
Ansell Ltd.	1,060,064	29,176,917
Bravura Solutions Ltd.	7,979,753	23,930,017
carsales.com Ltd.	3,557,532	46,967,239
Cochlear Ltd.	642,399	87,523,580
IPH Ltd.(a)	11,500,000	61,141,160
Technology One Ltd.	7,282,927	43,752,296
		364,105,426
Belgium–0.66%
Galapagos N.V.(b)	252,304	47,159,688
Brazil–1.66%
Linx S.A.	4,190,600	21,231,955
Odontoprev S.A.	19,388,500	51,365,188
TOTVS S.A.	9,456,237	46,823,016
		119,420,159
Canada–1.67%
Altus Group Ltd.	750,642	23,907,117
Descartes Systems Group, Inc. (The)(b)	1,115,803	62,818,847
Morneau Shepell, Inc.	1,448,633	33,613,433
		120,339,397
China–0.51%
TravelSky Technology Ltd., H Shares	18,927,000	36,430,757
Denmark–4.73%
Chemometec A/S	518,821	29,621,088
Chr. Hansen Holding A/S	1,387,484	158,024,331
Genmab A/S(b)	161,728	55,493,720
SimCorp A/S	826,942	96,789,650
		339,928,789
Finland–0.58%
Nokian Renkaat OYJ	1,732,115	41,873,568
France–2.84%
Alten S.A.(b)	653,383	51,199,971
BioMerieux	393,359	63,833,344
Gaztransport Et Technigaz S.A.	715,329	66,355,924
Interparfums S.A.(b)	372,810	17,473,851
Neurones	179,577	5,055,862
		203,918,952
Germany–10.23%
Amadeus Fire AG(b)	222,930	25,919,877
Carl Zeiss Meditec AG, BR(b)	1,854,185	194,244,822
Fuchs Petrolub SE, Preference Shares	1,300,924	57,034,983
MorphoSys AG(b)	450,556	57,237,455
Nemetschek SE	1,218,704	89,889,801
New Work SE	226,280	74,011,884
Sartorius AG, Preference Shares	207,295	79,541,384
STRATEC SE(a)	584,685	68,498,723
Symrise AG	717,733	89,670,534
		736,049,463
Shares		Value
Iceland–2.89%
Marel HF(c)	11,065,504	$58,007,059
Ossur HF(a)	21,300,000	149,712,237
		207,719,296
India–0.73%
AIA Engineering Ltd.	1,351,050	29,909,761
Larsen & Toubro Infotech Ltd.(c)	708,681	22,969,687
		52,879,448
Ireland–0.49%
ICON PLC(b)	191,736	35,559,359
Israel–2.68%
Nice Ltd., ADR(b)	939,019	192,724,259
Italy–3.14%
DiaSorin S.p.A.	467,056	91,698,650
GVS S.p.A.(b)(c)	2,308,815	30,106,748
Interpump Group S.p.A.	896,242	29,353,345
Recordati Industria Chimica e Farmaceutica S.p.A.	791,650	42,354,265
Tinexta S.p.A.	1,901,537	32,502,977
		226,015,985
Japan–20.94%
Ariake Japan Co. Ltd.	1,610,100	100,498,575
As One Corp.	412,563	44,026,601
Azbil Corp.	3,403,600	113,708,884
Benefit One, Inc.	2,389,700	52,139,531
Daifuku Co. Ltd.	1,797,900	162,287,986
Disco Corp.	148,100	35,347,097
Eiken Chemical Co. Ltd.	1,860,500	33,064,212
Fujitec Co. Ltd.	1,671,400	28,765,222
Fukui Computer Holdings, Inc.	762,300	17,640,379
Infomart Corp.	4,167,700	25,964,937
Japan Elevator Service Holdings Co. Ltd.	1,833,600	60,946,318
Mani, Inc.	322,700	8,292,769
Meitec Corp.	1,219,486	56,524,047
MISUMI Group, Inc.	1,295,800	30,626,668
MonotaRO Co. Ltd.	2,231,100	95,336,381
Nippon Shinyaku Co. Ltd.	937,500	72,303,732
NSD Co. Ltd.	1,834,900	33,621,614
OBIC Business Consultants Co. Ltd.	1,893,600	111,257,643
Obic Co. Ltd.	958,800	172,067,464
SCSK Corp.	1,038,200	52,500,736
TechnoPro Holdings, Inc.	919,600	47,540,322
TKC Corp.	393,800	21,787,438
Trend Micro, Inc.	1,114,144	64,908,833
USS Co. Ltd.	4,321,948	64,659,901
		1,505,817,290
Jersey–0.83%
Sanne Group PLC	7,190,799	59,662,325
Netherlands–2.99%
ASM International N.V.	427,052	64,861,976
IMCD N.V.	932,946	96,738,295

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Small-Mid Company Fund

Shares		Value
Netherlands–(continued)
Intertrust N.V.(c)	2,886,233	$53,550,717
		215,150,988
New Zealand–1.13%
Fisher & Paykel Healthcare Corp. Ltd.	3,400,920	81,243,428
Norway–0.45%
TGS NOPEC Geophysical Co. ASA	2,177,595	32,333,765
Spain–0.47%
Applus Services S.A.(b)	4,339,806	33,742,573
Sweden–7.36%
Addtech AB, Class B	770,550	35,923,322
Alfa Laval AB(b)	2,132,158	50,549,630
Biotage AB	2,124,632	38,614,109
Bravida Holding AB(b)(c)	4,621,605	50,747,949
Elekta AB, Class B	4,463,526	45,782,785
Fortnox AB	896,819	26,479,391
Hexpol AB(b)	8,627,143	57,112,120
Karnov Group AB	2,040,998	12,152,241
Lifco AB, Class B	670,586	51,407,195
Loomis AB(b)	2,171,378	52,139,406
MIPS AB(c)	700,968	29,463,400
Mycronic AB	1,467,283	27,931,397
Sdiptech AB, Class B(a)(b)	2,241,522	40,286,410
Vitec Software Group AB, Class B	349,649	10,728,964
		529,318,319
Switzerland–11.83%
Belimo Holding AG	13,676	107,692,787
Bossard Holding AG, Class A	293,680	50,208,704
dormakaba Holding AG(b)	103,640	57,817,452
Forbo Holding AG	26,962	41,868,153
Interroll Holding AG	14,228	33,538,305
Kardex Holding AG	340,744	59,084,592
LEM Holding S.A.	39,094	61,041,289
Partners Group Holding AG	214,530	207,795,256
Shares		Value
Switzerland–(continued)
Tecan Group AG, Class R	385,776	$162,269,682
VZ Holding AG	877,464	69,333,504
		850,649,724
United Kingdom–14.43%
Abcam PLC	5,475,828	92,123,558
Ascential PLC(c)	8,158,755	28,973,202
Ashmore Group PLC	10,266,451	52,812,427
Croda International PLC	1,835,139	138,099,417
Diploma PLC	2,987,649	71,372,192
FDM Group Holdings PLC	4,107,016	50,454,302
Halma PLC	3,239,596	92,783,675
Howden Joinery Group PLC	3,064,861	19,766,701
IMI PLC	4,413,741	60,455,342
Johnson Service Group PLC	17,224,267	20,992,361
Moneysupermarket.com Group PLC	5,747,086	22,234,847
Ocado Group PLC(b)	4,544,643	122,146,090
Restore PLC(a)	7,753,037	37,337,879
Rotork PLC	12,271,541	45,214,890
Spirax-Sarco Engineering PLC	898,901	121,836,522
Victrex PLC	2,489,585	61,292,602
		1,037,896,007
United States–0.58%
Bruker Corp.	933,403	41,648,442
Total Common Stocks & Other Equity Interests (Cost $4,710,566,206)		7,111,587,407
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(a)(d) (Cost $45,682,016)	45,700,000	45,682,016
TOTAL INVESTMENTS IN SECURITIES—99.51% (Cost $4,756,248,222)		7,157,269,423
OTHER ASSETS LESS LIABILITIES–0.49%		34,943,478
NET ASSETS–100.00%		$7,192,212,901
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$588,934,676	$1,722,779,489	$(2,266,032,149)	$-	$-	$45,682,016	$2,397,107
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Small-Mid Company Fund

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Other Affiliates:
AMG Advanced Metallurgical Group NV	$49,384,237	$-	$(47,635,939)	$42,176,258	$(43,924,556)	$-	$-
Biocartis N.V.	21,488,283	-	(19,106,968)	18,265,010	(20,646,325)	-	-
Fujitec Co. Ltd.*	72,759,396	-	(50,188,227)	(4,249,772)	10,443,825	28,765,222	760,407
IPH Ltd.	-	62,945,420	-	(1,804,260)	-	61,141,160	708,577
IQE PLC	67,965,522	-	(43,400,190)	9,873,006	(34,438,338)	-	-
Istyle, Inc.	31,481,282	-	(25,574,353)	3,361,004	(9,267,933)	-	-
M&C Saatchi PLC	17,167,491	-	(8,838,107)	20,522,481	(28,851,865)	-	-
Materialise N.V., ADR	59,179,000	-	(51,708,000)	(7,165,501)	(305,499)	-	-
Mycronic AB*	99,759,667	-	(51,754,409)	(16,640,304)	(3,433,557)	27,931,397	311,011
New Work SE*	105,106,921	-	(33,740,912)	(14,939,732)	17,585,607	74,011,884	521,527
Ossur HF	166,277,568	-	(11,488,178)	(8,881,988)	3,804,835	149,712,237	399,434
PVA TePla AG	15,135,016	-	(11,530,723)	58,708	(3,663,001)	-	-
RaySearch Laboratories AB	40,142,140	-	(28,275,261)	(7,040,464)	(4,826,415)	-	-
Restore PLC	-	40,354,390	-	(3,016,511)	-	37,337,879	-
Sdiptech AB, Class B	-	23,672,297	-	16,614,113	-	40,286,410	-
SLM Solutions Group AG	17,981,027	-	(17,081,772)	1,024,533	(1,923,788)	-	-
STRATEC SE*	56,755,200	-	(15,640,858)	22,591,292	4,793,089	68,498,723	410,197
Tecan Group AG*	155,905,994	-	(89,214,843)	60,802,258	34,776,273	162,269,682	1,237,845
Ted Baker plc	15,781,497	-	(14,622,683)	46,995,492	(48,154,306)	-	-
Theratechnologies, Inc	15,974,489	-	(11,567,319)	11,557,264	(15,964,434)	-	-
UUUM, Inc.	81,243,851	-	(69,645,659)	(4,967,538)	(6,630,654)	-	-
WANdisco PLC	16,337,599	-	(13,481,792)	2,640,616	(5,496,423)	-	-
Zoo Digital Group PLC	7,813,467	-	(6,866,459)	3,665,763	(4,612,771)	-	-
Zotefoams PLC	15,667,998	-	(23,049,726)	16,127,980	(8,746,252)	-	-
Total	$1,718,242,321	$1,849,751,596	$(2,910,444,527)	$207,569,708	$(169,482,488)	$695,636,610	$6,746,105

*	As of July 31, 2020, this security was not considered as an affiliate of the Fund.

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $273,818,762, which represented 3.81% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$364,105,426	$—	$364,105,426
Belgium	—	47,159,688	—	47,159,688
Brazil	119,420,159	—	—	119,420,159
Canada	120,339,397	—	—	120,339,397
China	—	36,430,757	—	36,430,757
Denmark	—	339,928,789	—	339,928,789
Finland	—	41,873,568	—	41,873,568
France	—	203,918,952	—	203,918,952
Germany	—	736,049,463	—	736,049,463
Iceland	—	207,719,296	—	207,719,296
India	—	52,879,448	—	52,879,448
Ireland	35,559,359	—	—	35,559,359
Israel	192,724,259	—	—	192,724,259
Italy	30,106,748	195,909,237	—	226,015,985
Japan	—	1,505,817,290	—	1,505,817,290
Jersey	—	59,662,325	—	59,662,325
Netherlands	—	215,150,988	—	215,150,988
New Zealand	—	81,243,428	—	81,243,428
Norway	—	32,333,765	—	32,333,765
Spain	—	33,742,573	—	33,742,573
Sweden	—	529,318,319	—	529,318,319
Switzerland	—	850,649,724	—	850,649,724
United Kingdom	—	1,037,896,007	—	1,037,896,007
United States	41,648,442	—	—	41,648,442
Money Market Funds	45,682,016	—	—	45,682,016
Total Investments	$585,480,380	$6,571,789,043	$—	$7,157,269,423
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer International Small-Mid Company Fund to Invesco International Small-Mid Company Fund.
Invesco Oppenheimer International Small-Mid Company Fund